CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Preferred stock, authorized shares (in shares)	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued shares (in shares)	0	0
Common stock, authorized shares (in shares)	375,000,000	375,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued shares (in shares)	139,918,324	139,258,483
Common stock, outstanding shares (in shares)	139,918,324	139,258,483
CURRENT ASSETS, VIEs
Cash and cash equivalents	$ 1,804,075	$ 1,850,436
Marketable securities, current	161,134	111,037
Accounts and notes receivable	1,602,751	1,700,224
Costs in Excess of Billings, Current	1,458,533	1,537,289
Other current assets	574,764	411,284
Net property, plant, and equipment	1,093,681	1,017,223
Other noncurrent assets	377,288	370,151
CURRENT LIABILITIES, VIEs
Trade accounts payable	1,512,740	1,590,506
Advance billings on contracts	874,036	763,774
Accrued salaries, wages and benefits	706,520	734,649
Other accrued liabilities	453,513	644,857
Consolidated variable interest entities
CURRENT ASSETS, VIEs
Cash and cash equivalents	516,046	439,942
Marketable securities, current	91,295	48,155
Accounts and notes receivable	327,652	232,242
Costs in Excess of Billings, Current	132,500	124,677
Other current assets	9,229	24,017
Net property, plant, and equipment	44,004	53,728
Other noncurrent assets	27,631	24,248
CURRENT LIABILITIES, VIEs
Trade accounts payable	258,592	221,601
Advance billings on contracts	361,701	263,393
Accrued salaries, wages and benefits	32,678	35,573
Other accrued liabilities	$ 44,211	$ 32,015